Derivative Instruments - Derivatives by Line Item in Statement of Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net gain (loss) from futures and forward currency trading
Total realized and changed in unrealized net gain (loss)	$ 13,597,021	$ (13,052,471)	$ 45,998,732
Futures, Forward, and Swap Contracts
Net gain (loss) from futures and forward currency trading
Total realized and changed in unrealized net gain (loss)	13,597,021	(13,052,471)	45,998,732
Futures Contracts
Net gain (loss) from futures and forward currency trading
Realized	13,721,540	(1,421,184)	61,055,762
Change in unrealized	1,452,328	(10,721,873)	(13,116,223)
Total realized and changed in unrealized net gain (loss)	15,173,868	(12,143,057)	47,939,539
Forward Contracts
Net gain (loss) from futures and forward currency trading
Realized	84,586	(2,018,078)	(994,524)
Change in unrealized	241,364	(59,436)	(946,283)
Total realized and changed in unrealized net gain (loss)	325,950	(2,077,514)	$ (1,940,807)
Swap Contracts
Net gain (loss) from futures and forward currency trading
Change in unrealized	(1,902,797)	1,168,100
Total realized and changed in unrealized net gain (loss)	$ (1,902,797)	$ 1,168,100